UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23972

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Hamilton Lane Private Infrastructure Fund
(Exact name of registrant as specified in charter)

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110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053
(Address of principal executive offices) (Zip code)

Andrew Schardt
Hamilton Lane Advisors, L.L.C.
110 Washington Street, Suite 1300
Conshohocken, Pennsylvania 19428-2053
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (610) 617-5724

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

1.(a)     The Report to Shareholders is attached herewith.

Hamilton Lane Private Infrastructure Fund

Consolidated Financial Statements

For the Six Months Ended
September 30, 2024
(Unaudited)

Hamilton Lane Private Infrastructure Fund
Table of Contents For the Six Months Ended September 30, 2024 (Unaudited)

Hamilton Lane Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited)
Investments — 98.64%†	Investment Type	Acquisition Date	Fair Value
Direct Investments — 22.93%^
Direct Credit — 2.26%
Western Europe — 2.26%
Software — 2.26%
AIOF II Galway Co-Invest, L.P.*[1,2,3]	Limited Partnership Interest	3/20/2024	$690,156
Total Western Europe			690,156
Total Direct Credit (Cost $636,242)			690,156
Direct Equity — 20.67%
North America — 17.92%
Energy — 11.67%
AL GCX Co-Invest Feeder, L.P. (1,750 Limited Partner Units)*[1,2,3]	Limited Partnership Interest	5/29/2024	1,659,169
Arroyo Dunamis Direct Investment I-B, L.P.*[1,3]	Limited Partnership Interest	5/31/2024	1,911,234
			3,570,403
Waste Managment — 6.25%
Terramont Montauk Co-Invest L.P.*[1,3]	Limited Partnership Interest	7/25/2024	1,912,170	#
Total North America			5,482,573
Western Europe — 2.75%
IT Services — 2.75%
Verne Global (1,960 Class A Shares)*[1,2,3]	Preferred Equity	6/7/2024	842,927
Total Western Europe			842,927
Total Direct Equity (Cost $5,046,841)			6,325,500
Secondary Investments — 55.34%^
Secondary Funds — 55.34%
North America — 34.53%
Diversified — 15.22%
KKR Global Infrastructure Investors IV (USD) SCSp*[1,2,3]	Limited Partnership Interest	7/1/2024	4,657,114
Real Estate — 4.05%
Fengate Everest Continuation Fund L.P.*[1,2,3,6]	Limited Partnership Interest	9/3/2024	1,239,828
Telecomunications — 5.2%
Delta-v VN, L.P.*[1,2,3]	Limited Partnership Interest	7/19/2024	1,590,060
Utilities — 5.45%
Sciens Water Opportunities Fund IV Segregated L.P.*[1,2,3]	Limited Partnership Interest	9/30/2024	1,667,217
Waste Management — 4.61%
AIP WR L.P.*[1,4]	Limited Partnership Interest	2/29/2024	1,411,574
Total North America			10,565,793

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Investments — 98.64%†	Investment Type	Acquisition Date	Fair Value
Secondary Investments (Continued)
Secondary Funds — (Continued)
Western Europe — 20.81%
Infrastructure — 20.81%
Ardian Infrastructure Fund V S.C.A, SICAR*[1,2,3,5]	Limited Partnership Interest	3/31/2024	$5,085,167
(353,582 Class A units)
GIP Pegasus Fund, L.P.*[1,3,5]	Limited Partnership Interest	3/28/2024	1,283,176
Total Infrastructure			6,368,343
Total Western Europe			6,368,343
Total Secondary Funds (Cost $14,134,763)			16,934,136
	Interest rate	Shares	Fair Value
Short Term Investments — 20.37%
JPMorgan U.S. Government Money Market Fund — Agency Shares	4.72%[6]	6,235,233	6,235,233
Total Short Term Investments (Cost $6,235,233)			6,235,233
Total Investments (Cost $26,053,079)			30,185,025
Other assets in excess of liabilities — 1.36%			414,958
Total Net Assets — 100%			$30,599,983

†    Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.

^    Investments do not issue shares except where listed. Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

#    The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund’s interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.

*    Investment is non-income producing.

1    Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $23,949,792, or 78.3% of net assets. As of September 30, 2024, the aggregate cost of each investment restricted to sale was $636,242, $1,420,187, $1,043,189, $1,912,170, $671,295, $4,173,800, $1,259,347, $1,561,538, $1,000,330, $800,000, $4,100,110 and $1,239,638, respectively, totaling $19,817,846.

2    Investment has been committed to but has not been fully funded by the Fund (See Note 9).

3    All or a portion of this security is held through HL Private Infra Fund DE Holdings, LLC. (See Note 1).

4    All or a portion of this security is held through HLPIF DE Blocker LLC. (See Note 1).

5    Foreign security denominated in U.S. Dollars.

6    The rate is the annualized seven-day yield at year end.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Schedule of Investments September 30, 2024 (Unaudited) (Continued)
Summary of Investments by Strategy (as a percentage of total net assets)
Direct Investments
Direct Credit	2.26
Direct Equity	20.67
Total Direct Investments	22.93
Secondary Investments
Secondary Funds	55.34
Total Secondary Investments	55.34
Short Term Investments	20.37
Total Investments	98.64
Other assets in excess of liabilities	1.36
Total Net Assets	100.00

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Statement of Assets and Liabilities September 30, 2024 (Unaudited)
Assets
Investments, at fair value (cost $26,053,079)	$30,185,025
Receivable from Adviser	851,579
Prepaid offering costs	274,010
Prepaid expenses and other assets	111,700
Total Assets	31,422,314

Liabilities
Organizational fees payable	272,356
Offering costs payable	247,048
Deferred tax liability payable	161,098
Audit fees payable	60,000
Accounting and administration fees payable	35,667
Trustees’ fees payable	18,750
Other accrued expenses	27,412
Total Liabilities	822,331

Commitments and contingencies (see Notes 6 and 9)

Net Assets	$30,599,983

Composition of Net Assets:
Paid-in capital	$26,500,000
Total distributable earnings	4,099,983
Net Assets	$30,599,983

Net Assets Attributable to:
Class I Shares	$1,113,583
Class R Shares	1,113,583
Class Y Shares	28,372,817
$30,599,983

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Class I Shares	87,874
Class R Shares	87,874
Class Y Shares	2,237,840
2,413,588

Net Asset Value per Share:
Class I Shares	$12.67
Class R Shares	$12.67
Class Y Shares	$12.68

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Statement of Operations For the Six Months Ended September 30, 2024 (Unaudited)
Investment Income
Interest income	$80,751
Total Income	80,751

Expenses
Organizational fees	272,356
Offering costs	186,423
Professional fees	68,765
Accounting and administration fees	46,750
Trustees’ fees and expenses	37,500
Custodian fees	6,031
Other operating expenses	95,099
Total Expenses	712,924
Expenses assumed by adviser	(635,772)
Net Expenses	77,152
Net Investment Income	3,599

Realized and Change in Unrealized Gain/(Loss)
Net realized gain on investments	129,238
Net change in unrealized appreciation on investments	3,157,062
Net change on deferred tax	(30,224)
Net Realized and Change in Unrealized Gain	3,256,076

Net Increase in Net Assets Resulting from Operations	$3,259,675

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Statement of Changes in Net Assets
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Period February 28, 2024* Through March 31, 2024
Change in Net Assets Resulting from Operations
Net investment income	$3,599	$(3,702)
Net realized gain on investments	129,238	—
Net change in unrealized appreciation (depreciation) on investments, net of deferred tax	3,126,838	844,010
Net Change in Net Assets Resulting from Operations	3,259,675	840,308

Change in Net Assets Resulting from Capital Share Transactions
Class I
Transfers in	1,000,006	—
Total Class Y Transactions	1,000,006	—

Class R
Transfers In	1,000,006	—
Total Class R Transactions	1,000,006	—

Class Y
Proceeds from issuance of shares	18,700,000	7,800,000
Transfers out	(2,000,012)	—
Total Class D Transactions	16,699,988	7,800,000

Net Change in Net Assets Resulting from Capital Share Transactions	18,700,000	7,800,000

Total Net Increase in Net Assets	21,959,675	8,640,308

Net Assets
Beginning of period	8,640,308	—
End of period	$30,599,983	$8,640,308

Shareholder Activity
Class I Shares
Shares transferred in	87,874	—
Net Change in Class I Shares Outstanding	87,874	—

Class R Shares
Shares transferred in	87,874	—
Net Change in Class R Shares Outstanding	87,874	—

Class Y Shares
Shares sold	1,648,557	765,031
Shares transferred out	(175,748)	—
Net Change in Class Y Shares Outstanding	1,472,809	765,031

*    Commencement of Operations

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2024 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$3,259,675
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(18,959,927)
Change in short-term investments, net	(1,735,233)
Proceeds from investment distributions	264,379
Net realized gain on investments	(129,238)
Net change in unrealized appreciation/depreciation on investments	(3,157,062)
Net change on deferred tax	30,224
Net change on deferred offering costs	213,385
(Increase)/Decrease in Assets:
Receivable from Adviser	(635,772)
Prepaid offering costs	(274,010)
Interest receivable	633
Prepaid expenses and other assets	(111,700)
Increase/(Decrease) in Liabilities:
Organizational fees payable	129,475
Audit fees payable	60,000
Accounting and administration fees payable	29,417
Trustee fees payable	18,750
Offering costs payable	(9,014)
Other accrued expenses	(922)
Net Cash Used in Operating Activities	(21,006,940)

Cash Flows from Financing Activities
Proceeds from capital contributions	18,700,000
Net Cash Provided by Financing Activities	18,700,000

Net change in Cash	(2,306,940)
Cash — Beginning of period	2,306,940
Cash — End of period	$—

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period July 1, 2024* Through September 30, 2024 (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.38
Activity from investment operations:
Net investment income/(loss)[1]	(0.01)
Net realized and unrealized gain/(loss) on investments	1.30
Total from investment operations	1.29

Net Asset Value per share, end of period	$12.67

Net Assets, end of year (in thousands)	$1,114

Ratios to average shareholders’ equity:
Net investment income (loss)[2,3]	(0.20)%

Gross expenses[4]	4.82%
Expense Recoupment/(Reimbursement)	(4.04)%
Net expenses[4]	0.78%

Total Return[5]	11.34%[6]

Portfolio turnover rate	0.00%[6]

1    Per share data is computed using the average shares method.

2    Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.

3    Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

4    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

5    Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

6    Not annualized.

*    The Class commenced operations on July 1, 2024.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Financial Highlights Class R Shares

Per share operating performance.
For a capital share outstanding throughout each period.

For the Period July 1, 2024* Through September 30, 2024 (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.38
Activity from investment operations:
Net investment income/(loss)[1]	(0.01)
Net realized and unrealized gain/(loss) on investments	1.30
Total from investment operations	1.29

Net Asset Value per share, end of period	$12.67

Net Assets, end of year (in thousands)	$1,114

Ratios to average shareholders’ equity:
Net investment income (loss)[2,3]	(0.20)%

Gross expenses[4]	4.82%
Expense Recoupment/(Reimbursement)	(4.04)%
Net expenses[4]	0.78%

Total Return[5]	11.34%[6]

Portfolio turnover rate	0.00%[6]

1    Per share data is computed using the average shares method.

2    Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.

3    Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

4    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

5    Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

6    Not annualized.

*    The Class commenced operations on July 1, 2024.

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Financial Highlights Class Y Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Period February 28, 2024* Through March 31, 2024
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$11.29	$10.00
Activity from investment operations:
Net investment income/(loss)[1]	—[2]	(0.01)
Net realized and unrealized gain/(loss) on investments	1.39	1.30
Total from investment operations	1.39	1.29

Net Asset Value per share, end of period	$12.68	$11.29

Net Assets, end of period (in thousands)	$28,373	$8,640

Ratios to average net assets:
Net investment income (loss)[3,4]	0.05%	(0.71)%

Gross expenses[5]	5.65%	17.30%
Expense Recoupment/(Reimbursement)	(4.90)%	(16.47)%
Net expenses[5]	0.75%	0.83%

Total Return[6]	12.31%[7]	12.90%[7]

Portfolio turnover rate	0.00%[7]	0.00%[7]

1    Per share data is computed using the average shares method.

2    Amount represents less than 0.01

3    Net investment income (loss) has been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses.

4    Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

5    Expense ratios have been annualized for periods of less than twelve months, except for Organizational Fees which are one time expenses. Expenses do not include expenses from underlying funds in which the Fund invests.

6    Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

7    Not annualized.

*    Commencement of Operations

See accompanying notes to consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited)

Note 1 – Organization

Hamilton Lane Private Infrastructure Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Hamilton Lane Advisors, L.L.C. (the “Adviser” or “Hamilton Lane”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware statutory trust on February 21, 2024, and commenced operations on February 28, 2024.

The Fund currently offers three classes of common shares of beneficial interest (“Shares”) designated as Class R Shares, Class I Shares and Class Y Shares (each a “Class”). The Fund’s Class Y Shares commenced operations on February 28, 2024. The Fund’s Class I Shares and Class R Shares commenced operations on July 1, 2024.

The Fund’s investment objective is to seek to provide current income and long-term capital appreciation. The Fund seeks to achieve its investment objective through constructing a portfolio of investments in infrastructure assets (collectively, “Infrastructure Assets”) through a tactically constructed portfolio of direct co-investments, equity and debt investments in portfolio companies and secondary investments often alongside an experienced investment sponsor, joint venture partner, operating partner, or other investor, and in all cases seeking to provide global exposure to real assets in the infrastructure sector. The Fund has the flexibility to invest in Infrastructure Assets across infrastructure sectors, including but not limited to energy, telecom, renewables, transport, power, social, environment and other infrastructure sectors, subject to compliance with its investment strategies and restrictions and applicable law, including the Investment Company Act. “Direct Investments” include any direct equity and debt investments, co-investments, joint ventures and other direct infrastructure-related investments, often alongside a sponsor, joint venture partner, operating partner, or other investor, and often involving a new acquisition or development of an asset, company or platform “Secondary Investments” include investments in private funds, holding vehicles or other investment vehicles (collectively, “Portfolio Funds”) managed by third-party managers (“Portfolio Fund Managers”) or other single-asset investments focused on the infrastructure sector, generally on a secondary basis from existing investors or involving a recapitalization of an equity interest in an existing joint venture and other investments that the Adviser determines to have a similar risk/return profile. “Primary Fund Investments” include strategic investments in underlying funds which are fundraising at the time of such investment, in an effort to enhance access to Direct Investments and Secondary Investments. The Fund invests a portion of its assets in a portfolio of liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives and other investment companies, including money market funds and exchange traded funds (“Liquid Assets”).

(a) Consolidation of Subsidiaries

The Fund may make investments through one or more wholly-owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act. However, the Fund will wholly own and control each Subsidiary. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Fund’s Board of Trustees (the “Board” and individually, the “Trustees”) has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

As of September 30, 2024, there are two active Subsidiaries in the Fund:

Subsidiary	Formation Date	Domicile	% of the Fund’s Total Assets
HL Private Infra Fund DE Holdings LLC	January 30, 2024	United States	76.2	*
HLPIF DE Blocker LLC	February 16, 2024	United States	4.5

*   Asset percentage listed for HL Private Infra Fund DE Holdings LLC includes the assets of wholly owned subsidiary HLPIF DE Blocker LLC.

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the U.S. Securities and Exchange Commission (“SEC”) the Fund’s registration statement (“Registration Statement”); the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information (“SAI”) and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of September 30, 2024 are $415,238 and $431,855, respectively.

Organizational costs are expensed as incurred and are subject to recoupment by the Adviser in accordance with the Fund’s Expense Limitation Agreement (as defined below) discussed in Note 6. Offering costs, which are also subject to the Fund’s Expense Limitation Agreement discussed in Note 6, are accounted for as a deferred charge from the commencement of operations, and are thereafter amortized to expense over twelve months on a straight-line basis.

(d) Cash

Cash represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

(e) Fair Value of Financial Instruments

The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the Investment Company Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective April 24, 2024, and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee (in such capacity, the “Valuation Designee”) to perform fair value determinations and approved new valuation procedures for the Fund. Adoption of the rule did not have a material impact to the Fund’s valuation policies and procedures.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

The Fund’s investments are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values, using present value and other subjective valuation techniques. In determining the fair value of an investment for which there are no readily available market quotations, the Valuation Designee may consider pre-acquisition and annual financial reporting summaries from a Portfolio Fund, comparable company factors, including fundamental analytical data relating to the investment, the nature and duration of any restriction on the disposition of the investment, the cost of the investment at the date of purchase, the liquidity of the market for the investment, the price of such investment in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, or the per share price of the investment to be valued in recent verifiable transactions.

Certain Portfolio Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

(f) Investment Transactions and Related Income

The Fund’s primary sources of income are distributions from portfolio investments, investment income and gains recognized upon distributions from portfolio investments and unrealized appreciation/depreciation in the fair value of its portfolio investments. The Fund generally recognizes investment income and realized gains/losses based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date received. It is estimated that distributions will occur over the life of the portfolio investments.

Realized gains and losses from the sale of portfolio investments represent the difference between the original cost of the portfolio investments, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on portfolio investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of portfolio investments owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.

Return of capital or security distributions received from portfolio investments are accounted for as a reduction to cost.

Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend.

(g) Foreign Currency

The values of portfolio investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the portfolio investments and distributions received from the portfolio investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these portfolio investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 2 – Accounting Policies (continued)

(h) Currency Risk

Portfolio Funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar will result in a decrease in the Fund’s net asset value. The Fund may seek to hedge all or a portion of the Fund’s foreign currency risk. Depending on market conditions and the views of the Adviser, the Fund may or may not hedge all or a portion of its currency exposures.

(i) Income Taxes

The Fund is a Delaware statutory trust treated as a partnership for income tax purposes. A flow-through entity is generally not subject to entity level taxes. Generally, taxable income or loss flows through partnerships to their partners for reporting on such partners’ income tax returns. None of the interests in the Fund are traded on an established exchange and the transfer of the interests in the Fund is restricted, supporting that the Fund should not be treated as a publicly traded partnership taxable as a corporation. Accordingly, the Fund qualifies as a flow-through entity for United States (“U.S.”) federal income tax purposes and thus has no entity level federal income taxes. At this time the Fund is not aware of any outstanding or potential tax assessments.

The Fund intends to elect to be treated as, and intends to qualify as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of September 30, 2024.

The Fund utilizes a tax-year end of September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Consolidated Statement of Operations. There were no interest or penalties during the six months ended September 30, 2024.

(j) Deferred Tax Liability

In preparing its consolidated financial statements, both onshore and offshore subsidiaries (“Onshore Subsidiaries” and “Offshore Subsidiaries,” respectively) are required to recognize its estimate of income taxes for purposes of determining deferred tax assets or liabilities. Onshore Subsidiaries are subject to U.S. federal and state income tax while Offshore Subsidiaries are subject to U.S. federal withholding tax, state tax, and branch profit’s tax on effectively connected income with a U.S. trade or business.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. If the Onshore or Offshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required.

Note 3 – Investment Transactions

For the six months ended September 30, 2024, purchases and sales of investments, excluding short term investments, were $14,859,817 and $0, respectively.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)

Note 4 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices (unadjusted) are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs other than quoted prices available in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in Portfolio Funds.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Portfolio Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Fund’s managers or pursuant to the Portfolio Fund’s agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Fund’s compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Portfolio Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II	Level III	Total
Investments
Direct Credit	$—	$—	$—	$—
Direct Equity	—	—	1,912,170	1,912,170
Short Term Investments	6,235,233	—	—	6,235,233
Total Investments	$6,235,233	$—	$1,912,170	$8,147,403

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $22,037,622 are excluded from the fair value hierarchy as of September 30, 2024.

All of the Portfolio Funds are generally considered to be illiquid investments. Certain investments may achieve liquidity only as and when the Portfolio Funds sell their portfolio company investments and distribute the proceeds received from the disposition of those investments to the Fund. It is also possible for the Fund to dispose of their interests in Portfolio Funds in the secondary market.

	Direct Credit	Direct Equity
Balance as of March 31, 2024	$189,394	$—
Transfers into Level III	—	—
Transfers out of Level III	690,156	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	57,580	—
Purchases	443,182	2,028,255
Distributions received	—	(116,085)
Balance as of September 30, 2024	$—	$1,912,170

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for Level III assets held at the end of the reporting period	$—	$—
Asset Class	Fair Value at September 30, 2024	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(2)
Direct Equity	$1,912,170	Market Approach	Recent Transaction Price	N/A	N/A	Increase

(1)   The Adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)   This column represents the directional change in the fair value of the Level III investments that would result from an increase to the corresponding unobservable input.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 4 – Portfolio Valuation (continued)

The Fund’s investments in Secondary Investments, along with their corresponding unfunded commitments and other attributes, as of September 30, 2024, are briefly summarized in the table below*.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Estimated Remaining Life	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Infrastructure	Investments in secondary interests in infrastructure funds and assets	$22,037,622	$6,737,144	1 to 10 years	None	N/A	N/A

*    Individual portfolio funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most portfolio funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The following outlines the primary investment strategies of the Secondary Investments held by the Fund as of September 30, 2024.

•        Infrastructure. Investments into assets across macro investment themes emerging in the infrastructure sector, including but not limited to energy transition, digitization, data and telecommunications, and supply chains and logistics.

Note 5 – Federal Income Taxes

The Fund invests through one domestic blocker. The domestic blocker is a limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes. The estimated provision for income taxes attributable to the blocker for the fiscal period ended September 30, 2024 consists of the following:

HLPIF DE Blocker LLC
Deferred:
Federal	$113,925
State	47,174
Total	$161,099

Estimated provision for income taxes	$161,099

As of September 30, 2024, the deferred tax liability is attributable to the temporary differences between the treatment of net unrealized gains on private assets on a book and tax basis. Total income taxes for HLPIF DE Blocker LLC has been computed by applying the U.S. federal statutory income tax rate of 21% plus a blended net state income tax rate of 8%. The Fund applied these rates to net investment income (loss) and realized and unrealized gains (losses) on investments before income taxes in computing its total income tax expense (benefit).

Note 6 – Investment Management Fees and Allocations

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund. The Investment Management Fee is calculated and paid quarterly at an annual rate equal to 1.40% based on the value of the Fund’s net asset value calculated and accrued monthly as of the last business day of each quarter. The Investment Management Fee is paid to the Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its shareholders (“Shareholders”).

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 6 – Investment Management Fees and Allocations (continued)

The Adviser has agreed, for a one-year period beginning from the effective date of the Registration Statement of the Fund, to fully waive its Investment Management Fee payable under the Investment Management Agreement. The Adviser may, in its sole discretion, extend or otherwise amend the terms of this Agreement, subject to approval of the Board, including a majority of the Trustees of the Board who are not “interested persons,” as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), after the initial term of this Agreement.

The Adviser has also entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses do not exceed 1.50%, 0.80% and 0.65% of the average daily net assets of Class R Shares, Class I Shares and Class Y Shares, respectively. “Total Annual Expenses” includes all expenses incurred in the business of the Fund, including organizational and offering costs, with the following exceptions: (i) taxes, (ii) interest, (iii) brokerage commissions, (iv) certain transaction-related expenses (including interest and structuring costs for borrowings and line(s) of credit), (v) the Investment Management Fee, (vi) distribution and/or servicing fees, (vii) sub-transfer agency, sub-accounting and Shareholder servicing fees, (viii) any acquired fund fees and expenses, (ix) dividend and interest expenses relating to short sales, (x) borrowing costs, (xi) merger or reorganization expenses, (xii) Shareholder meetings expenses, (xiii) litigation expenses and (xiv) extraordinary expenses. For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. At September 30, 2024, the amount of these recoverable expenses is $851,579. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. For the six months ended September 30, 2024, the Adviser assumed expenses totaling $635,772. At September 30, 2024, the amount of these recoverable expenses is $215,807, expiring March 31, 2027, $382,193, expiring on June 30, 2027, and $253,579 expiring on September 30, 2027.

The Expense Limitation Agreement has a term ending one year from the effective date of the Fund’s registration statement, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

Note 7 – Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each Shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

General Infrastructure Investment Risks. Many direct or indirect investments in infrastructure or similar real assets are likely to be highly illiquid and subject to additional risks inherent in such investments in real assets, including risks associated with natural disasters, severe weather conditions, long term climate change and terrorist attacks.

Investments in infrastructure and similar real assets may involve significant risks, including the risk of substantial delay or increase in cost of construction, development or other activities due to a number of unforeseen factors such as political opposition, delays in procuring sites, strikes, disputes, environmental issues, force majeure, or failure by one or more of the investment participants to perform in a timely manner their contractual, financial or other commitments. A material delay or increase in unabsorbed cost could significantly impair and adversely affect such investment. Such investments, and projects related to such investments, may also be subject to statutory and regulatory requirements, including those imposed by zoning, environmental, safety, labor and other regulatory or political authorities. Failure to obtain or a delay in obtaining relevant permits or approvals could hinder construction or operation and could result in fines or additional costs for the investment or project, which could have a material adverse effect on such investment.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 7 – Certain Risk Factors and Conflicts of Interest (continued)

Infrastructure Industry Concentration Risk. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure; (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an investment’s performance.

Co-Investment Risks. The Fund’s investment portfolio will include co-investments, which are indirect investments in the equity of private companies, alongside private equity funds and other private equity firms via special purpose vehicles (“SPVs”). There can be no assurance that the Fund will be given co-investment opportunities, or that any specific co-investment offered to the Fund would be appropriate or attractive to the Fund in the Adviser’s judgment. Due diligence will be conducted on co-investment opportunities; however, the Adviser may not have the ability to conduct the same level of due diligence applied to other investments. In addition, the Adviser may have little to no opportunities to negotiate the terms of such co-investments. The Fund’s ability to dispose of co-investments may be severely limited.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies Risk. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies.

Infrastructure Valuation Risk. Investments in the infrastructure sector are inherently difficult to value. Valuations are, to a degree, based upon the subjective approach of the valuing party involved, including sponsors of the Fund’s investments whom the Adviser and its affiliates do not control or manage. As a result, valuations are subject to substantial uncertainty. There is no assurance that the estimates resulting from the valuation process will reflect the actual sale price even where such sales occur shortly after the valuation date. The value of infrastructure assets and the value of the direct and indirect investments of the Fund can go down as well as up. A valuation is not a guarantee of a realizable price, and the value of infrastructure assets may be materially affected by a number of factors.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)
Note 7 – Certain Risk Factors and Conflicts of Interest (continued)

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Valuation Designee, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

Additional Risk Factors

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Portfolio Funds have a commercial relationship could adversely affect, among other things, the Fund and/or the Portfolio Fund’s ability to pursue key strategic initiatives, including by affecting the Fund’s or a Portfolio Fund’s ability to borrow from financial institutions on favorable terms.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally. The Fund’s investments could be negatively impacted by the current hostilities in Eastern Europe and the Middle East, including direct and indirect effects on their operations and financial condition.

Inflation could directly adversely affect certain investments made by the Fund. If an investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be adversely affected. Many of the entities in which the Fund invests may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the entity will earn more revenue, but will incur higher expenses; as inflation declines, the entity may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses rely on concessions to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate (e.g., the toll set on a toll road). While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors.

Hamilton Lane Private Infrastructure Fund
Consolidated Notes to Financial Statements September 30, 2024 (Unaudited) (Continued)

Note 8 – Other Agreements

UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2024, are reported on the Consolidated Statement of Operations.

Note 9 – Commitments

As of September 30, 2024, the Fund has $6,737,144 in unfunded commitments to certain investments.

Note 10 – Capital Share Transactions

The Fund offers three separate classes Shares designated as Class R Shares, Class I Shares and Class Y Shares. Each Class is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

The minimum initial investment in Class R and Class I Shares by an investor in the Fund is $25,000, and the minimum initial investment in Class Y Shares by an investor is $1,000,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

The Fund is not a liquid investment. No Shareholder will have the right to require the Fund to redeem its Shares. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets generally quarterly on or about each December 31, March 31, June 30 and September 30.

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee (“Early Withdrawal Fee”) payable to the Fund. Shares tended for repurchase will be treated as having been repurchased on a “first-in, first-out” basis. The Early Withdrawal Fee may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

The Fund has total capital committed of $40,000,000 as of September 30, 2024. Since the commencement of operations of the Fund on February 28, 2024, $26,500,000 capital has been called comprising 66% of the total capital committed. The Fund currently has unfunded capital commitments of $13,500,000.

Note 11 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

Note 12 – Subsequent Events

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements.

Hamilton Lane Private Infrastructure Fund
Fund Information September 30, 2024 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 882-8212 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (888) 882-8212 or by accessing the Fund’s Form N-PX on the Fund’s website at www.hamiltonlane.com/en-us/strategies/evergreen-strategies/private-infrastructure-fund or the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (888) 882-8212.

Approval of Investment Management Agreement

At the Fund’s organizational meeting (the “Meeting”) held on April 24, 2024, the Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), considered the initial approval of the Investment Management Agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Adviser to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed written reports from management of the Adviser about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the Investment Management Agreement, nor are the items described herein all-encompassing of the matters considered by the Board. Individual Trustees may have attributed different weights to the various factors.

Before voting on the proposed Investment Management Agreement, the Trustees reviewed the Investment Management Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Investment Management Agreement. The Independent Trustees met separately with independent counsel to the Independent Trustees for a full review of the materials. The Board determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement and the Investment Management Agreement was approved by the Board, including by a majority of the Independent Trustees voting separately.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser to the Fund under the Investment Management Agreement, including the selection of Fund investments and the implementation of the Fund’s objective and strategies. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Adviser who would provide the investment advisory and/or administrative services to the Fund. The Board determined that the Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services to be provided was satisfactory.

Hamilton Lane Private Infrastructure Fund
Fund Information September 30, 2024 (Unaudited) (Continued)

Performance

The Board considered the investment experience of the Adviser. The Board also reviewed and considered the performance of the Adviser’s other similar investment products and of the Prior Private Fund. However, because the Fund had not yet commenced operations, the Board was not able to consider Fund performance.

Fees and Expenses Relative to Comparable Funds Managed By Other Investment Managers

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. The Board also reviewed the proposed distribution fees to be paid by the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds that operate as interval funds or tender offer funds. The Board concluded that the advisory fees to be paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided. The Board also viewed favorably the Adviser’s willingness to subsidize Fund expenses through the Expense Limitation and Reimbursement Agreement, including the agreement to waive management fees through the Fund’s initial year following effectiveness.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s advisory fee under the Investment Management Agreement. The Board considered that since the Fund’s advisory fee does not have breakpoints, the advisory fee would not create economies of scale as the Fund grows. The Board also acknowledged that, unlike a fund that invests in liquid securities, the Fund must deploy its assets into additional negotiated deals as the Fund’s assets grow, which differs from a fund that invests in listed securities and can merely increase the size of its trades, thereby resulting in economies of scale. The Board determined to monitor the topic going forward.

Profitability of Adviser and Affiliates

The Board considered and reviewed pro-forma information concerning the costs incurred and profits expected to be realized by the Adviser from the Adviser’s relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Adviser’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Adviser from its management of the Fund, including, without limitation, the ability to expand the investor base in the Fund because of its relatively smaller minimum subscription amounts and the permanent structure of the Fund compared to other private credit funds. The Board noted that the Adviser did not have affiliations with the Fund’s transfer agent, administrator, custodian or distributor and therefore would not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Investment Management Agreement for an initial two-year term.

Investment Adviser
Hamilton Lane Advisors, L.L.C.
110 Washington St., Ste. 1300
Conshohocken, PA 19428
www.hamiltonlane.com

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent, and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212-3949

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

ITEM 1.(b) Not Applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)     Not Applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)     Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item during the period covered by this report.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

(b)     Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)     Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)     Not applicable for semi-annual report.

(a)(2)     Not applicable.

(a)(3)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)     Not applicable

(a)(5)     Not applicable

(b)         Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Hamilton Lane Private Infrastructure Fund
By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)
Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Andrew Schardt
Andrew Schardt, President
(Principal Executive Officer)
Date	December 6, 2024
By (Signature and Title)*	/s/ Brian Channon
Brian Channon, Treasurer
(Principal Financial Officer)
Date	December 6, 2024

____________

*        Print the name and title of each signing officer under his or her signature.